Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Federal [Abstract]
Current	$ 444	$ 431
Deferred	(71)	85
Total income tax expense	373	516
Current State Income Tax Expense [Abstract]
State, current	44	76
Total income tax expense	417	592
Income Tax Expense Reconciliation From Federal Statutory Rate to Effective Rate[Abstract]
Federal income tax rate (in hundredths)	34.00%	34.00%
Federal income tax at statutory rate	380	535
State tax, net of federal benefit	28	50
Stock compensation expense	29	5
Other	20	2
Total income tax expense	417	592
Components of Net Deferred Tax Assets [Abstract]
Allowance for loan losses	320	292
Stock-based compensation	37	50
Interest on non-accrual loans	18	4
Unrealized loss on investment securities available for sale	9	0
Deferred loan fees	95	36
Organization cost	3	3
Total deferred tax assets	482	385
Deferred tax liabilities [Abstract]
Unrealized gain on investment securities available for sale	0	(32)
Bank premises and equipment	(152)	(135)
Total deferred tax liabilities	(152)	(167)
Net Deferred Tax Asset	$ 330	$ 218